Shareholder Fees	May 03, 2021
First Trust Total US Market AlphaDEX ETF | First Trust Total US Market AlphaDEX ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none